Goodwill and Other Intangible Assets	12 Months Ended
May 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

NOTE B – GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill, by reportable segment, for the years ended May 31, 2016 and 2015, are as follows:

	Industrial	Specialty	Consumer
(In thousands)	Segment	Segment	Segment	Total
Balance as of June 1, 2014	$521,528	$50,630	$575,216	$1,147,374
Acquisitions	8,504	8,539	10,790	27,833
SPHC reconsolidation	-	118,713	-	118,713
Translation adjustments	(62,083)	(3,196)	(12,953)	(78,232)
Balance as of May 31, 2015	467,949	174,686	573,053	1,215,688
Acquisitions	18,834	7,168	3,760	29,762
Translation adjustments	(19,755)	(1,759)	(4,306)	(25,820)
Balance as of May 31, 2016	$467,028	$180,095	$572,507	$1,219,630

Total accumulated impairment losses were $14.9 million at May 31, 2016 and 2015, which was recorded during the fiscal year ended May 31, 2009 by our industrial reportable segment.

Other intangible assets consist of the following major classes:

		Gross		Net Other
	Amortization	Carrying	Accumulated	Intangible
(In thousands)	Period (In Years)	Amount	Amortization	Assets
As of May 31, 2016
Amortized intangible assets
Formulae	3 to 33	$234,483	$140,376	$94,107
Customer-related intangibles	3 to 33	331,008	114,469	216,539
Trademarks/names	5 to 40	30,742	15,817	14,925
Other	2 to 20	47,744	27,745	19,999
Total Amortized Intangibles		643,977	298,407	345,570
Indefinite-lived intangible assets
Trademarks/names		229,831		229,831
Total Other Intangible Assets		$873,808	$298,407	$575,401
As of May 31, 2015
Amortized intangible assets
Formulae	3 to 33	$229,721	$131,031	$98,690
Customer-related intangibles	3 to 33	324,867	91,104	233,763
Trademarks/names	3 to 40	33,985	14,550	19,435
Other	2 to 40	46,789	25,817	20,972
Total Amortized Intangibles		635,362	262,502	372,860
Indefinite-lived intangible assets
Trademarks/names		231,270		231,270
Total Other Intangible Assets		$866,632	$262,502	$604,130

The aggregate intangible asset amortization expense for the fiscal years ended May 31, 2016, 2015 and 2014 was $40.5 million, $32.9 million and $28.2 million, respectively. For the next five fiscal years, we estimate annual intangible asset amortization expense related to our existing intangible assets to approximate the following: 2017 — $39.7 million, 2018 — $37.0 million, 2019 — $35.1 million, 2020 — $32.9 million and 2021 — $30.4 million.